Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Detailed Information about Trade and other Payables

	$ million
	Dec 31, 2022		Dec 31, 2021
	Current	Non-current	Current	Non-current
Trade payables	42,632	—	34,136	—
Other payables [A]	10,059	3,148	9,617	1,675
Sales taxes, excise duties and similar levies	3,270	—	3,522	—
Amounts due to joint ventures and associates	8,441	31	4,793	36
Accruals and deferred income	14,955	253	11,105	364
Total	79,357	3,432	63,173	2,075
[A]Includes obligations under environmental compliance schemes of $4,710 million as at December 31, 2022 (2021: $4,016 million). (See Note 5).